Property, Plant and Equipment (“PP&E”) - Schedule of Property, Plant and Equipment (“PP&E”) (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2026 CAD ($)
Schedule of Property, Plant and Equipment (“PP&E”) [Line Items]
Beginning balance	$ 990,094
Ending balance	2,425,183
Developed properties [Member]
Schedule of Property, Plant and Equipment (“PP&E”) [Line Items]
Beginning balance	986,572
Ending balance	2,418,472
Right-of-use assets [Member]
Schedule of Property, Plant and Equipment (“PP&E”) [Line Items]
Beginning balance	3,066
Ending balance	3,649
Corporate assets [Member]
Schedule of Property, Plant and Equipment (“PP&E”) [Line Items]
Beginning balance	456
Ending balance	3,062
Cost [Member]
Schedule of Property, Plant and Equipment (“PP&E”) [Line Items]
Beginning balance	1,318,826
Additions	162,196
Acquisitions	1,379,344
Transfers of right-of-use assets
Change in decommissioning liabilities	291
Transferred to assets held for sale	(19,355)
Ending balance	2,841,302
Cost [Member] | Developed properties [Member]
Schedule of Property, Plant and Equipment (“PP&E”) [Line Items]
Beginning balance	1,313,717
Additions	156,530
Acquisitions	1,378,500
Transfers of right-of-use assets	1,995
Change in decommissioning liabilities	291
Transferred to assets held for sale	(19,355)
Ending balance	2,831,678
Cost [Member] | Right-of-use assets [Member]
Schedule of Property, Plant and Equipment (“PP&E”) [Line Items]
Beginning balance	3,982
Additions	3,240
Acquisitions
Transfers of right-of-use assets	(1,995)
Change in decommissioning liabilities
Transferred to assets held for sale
Ending balance	5,227
Cost [Member] | Corporate assets [Member]
Schedule of Property, Plant and Equipment (“PP&E”) [Line Items]
Beginning balance	1,127
Additions	2,426
Acquisitions	844
Transfers of right-of-use assets
Change in decommissioning liabilities
Transferred to assets held for sale
Ending balance	4,397
Accumulated Depletion, Depreciation and Amortization [Member]
Schedule of Property, Plant and Equipment (“PP&E”) [Line Items]
Accumulated DD&A, beginning balance	328,732
Accumulated DD&A, ending balance	416,119
Depletion and depreciation	87,387	[1]
Accumulated Depletion, Depreciation and Amortization [Member] | Developed properties [Member]
Schedule of Property, Plant and Equipment (“PP&E”) [Line Items]
Accumulated DD&A, beginning balance	327,145
Accumulated DD&A, ending balance	413,206
Depletion and depreciation	86,061	[1]
Accumulated Depletion, Depreciation and Amortization [Member] | Right-of-use assets [Member]
Schedule of Property, Plant and Equipment (“PP&E”) [Line Items]
Accumulated DD&A, beginning balance	916
Accumulated DD&A, ending balance	1,578
Depletion and depreciation	662	[1]
Accumulated Depletion, Depreciation and Amortization [Member] | Corporate assets [Member]
Schedule of Property, Plant and Equipment (“PP&E”) [Line Items]
Accumulated DD&A, beginning balance	671
Accumulated DD&A, ending balance	1,335
Depletion and depreciation	$ 664	[1]

[1]	As at September 30, 2026, $3.4 million of depletion was capitalized to inventory (December 31, 2025 - $1.0 million).